Borrowings	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Borrowings
7. BORROWINGS

	As of December 31,
	2019	2020
	RMB	RMB	US$
			(Note 2)
Current
Short-term borrowings:
Bank loans	—	49,990	7,661
Current portion of long-term borrowings	—	970	149

Total current borrowings	—	50,960	7,810
Non-Current
Long-term borrowings:
Bank loans	—	51,926	7,958
Total non-current borrowings	—	51,926	7,958
Total borrowings	—	102,886	15,768

Short-term borrowings
In May 2020, Suzhou Gracell entered into a loan agreement with China Construction Bank, under which Suzhou Gracell borrowed an aggregate principal amount of RMB5.0 million in the form of a term loan for 12 months. Interest on the outstanding loan balance accrues at a fixed annual rate equal to the one-year loan
prime rate plus 0.5%. Suzhou Gracell is required to make interest payments on the loan on a monthly basis and repay principal at the end of the loan term. In June 2020, Suzhou Gracell entered into another loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB5.0 million for a term of 12 months at an interest rate equal to the one-year loan
prime rate plus 0.15%. In July 2020, Suzhou Gracell entered into the third loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB5.0 million for a term of 12 months at an interest rate equal to the one-year loan
prime rate minus 0.2%. In September 2020, Suzhou Gracell entered into the fourth loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB5.0 million for a term of 12 months at an interest rate equal to the one-year loan
prime rate. In November 2020, Suzhou Gracell entered into the fifth loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB5.0 million for a term of 12 months at a fixed annual rate equal to the one-year loan
prime rate plus 0.5%. In December 2020, Suzhou Gracell entered into the sixth loan agreement with China Construction Bank, under which Suzhou Gracell borrowed additional RMB5.0 million for a term of 12 months at a fixed annual rate equal to the one-year loan
prime rate plus 0.5%.
Other than the interest rate, these loan agreements with China Construction Bank have substantially the same terms and conditions. The effective interest rate of these borrowing is 3.65% to 4.35% per annum.

In December 2020, Suzhou Gracell entered into two loan agreements with China CITIC Bank. Under each agreement Suzhou Gracell borrowed a principal amount of RMB5.0 million respectively in the form of a term loan for 12 months. Interest on the outstanding loan balance accrues at a fixed annual rate equal to the one-year loan
prime rate. Suzhou Gracell is required to make interest payments on the loan on a monthly basis and repay principal at the end of the loan term.
In December 2020, Suzhou Gracell entered into a loan agreement with China Industrial Bank Co., Ltd., under which Suzhou Gracell borrowed an aggregate principal amount of RMB9.99 million in the form of a term loan for 12 months. Interest on the outstanding loan balance accrues at a fixed annual rate equal to the one-year loan
prime rate plus 0.85%. Suzhou Gracell is required to make interest payments on the loan on a monthly basis and repay principal at the end of the loan term.
Long-term borrowings
In January 2020, Suzhou Gracell entered into a loan agreement with Bank of China, under which Suzhou Gracell obtained a term loan facility of RMB69.0 million for a term of 72 months commencing from the first drawdown date. Interest on the outstanding loan balance accrues at a variable annual rate equal to the five-year loan prime rate plus 0.2%. Suzhou Gracell is required to make interest payments on the loan on a semi-annual basis and payments of principal according to the agreed repayment schedule which will commence from the end of the 42nd month after the first drawdown date. Suzhou Gracell borrowed an aggregate principal amount of RMB44.28 million within the facility limit as of December 31, 2020. The effective interest rate of these borrowings is 4.85% to 5.00% per annum.
In July 2020, Suzhou Gracell entered into a loan agreement with China Merchants Bank, under which Suzhou Gracell obtained a term loan facility of RMB29.0 million for a term of 60 months commencing from June 2, 2020 and ending on June 1, 2025. During the term, Suzhou Gracell may make multiple drawdowns within the facility limit. Interest on the outstanding loan balance accrues quarterly at a variable annual rate equal to the one-year
loan prime rate plus 1%. Suzhou Gracell is required to make payments of principal and interest on the loan on a semi-annual basis unless otherwise agreed by the parties. Suzhou Gracell borrowed an aggregate principal amount of RMB8.74 million within the facility limit and repaid 0.12 million as of December 31, 2020. The effective interest rate of these borrowing is 4.85% per annum.